Securities (Fair value Of Securities Pledged) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Pledged as collateral for:
FHLB advances	$ 2,327	$ 3,530
Public deposits	2,043	2,055
Interest-rate swaps	195	261
Total	$ 4,565	$ 5,846